UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:	Funds Investors Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS
VARIABLE INCOME TRUST
LEGG MASON PARTNERS VARIABLE DIVERSIFIED
STRATEGIC INCOME PORTFOLIO
FORM N-Q
MARCH 31, 2009

Legg Mason Partners Variable Diversified Strategic Income Portfolio
Schedule of Investments (unaudited)
March 31, 2009

Face
Amount	Security	Value

MORTGAGE-BACKED SECURITIES — 42.5%
FHLMC — 24.0%
	Federal Home Loan Mortgage Corp. (FHLMC):
$549,860	5.000% due 8/1/35 (a)	$568,616
239,740	5.365% due 2/1/36 (a)(b)	247,073
98,398	5.762% due 2/1/37 (a)(b)	102,293
500,216	6.062% due 3/1/37 (a)(b)	520,399
218,725	5.887% due 5/1/37 (a)(b)	227,442
246,050	5.932% due 5/1/37 (a)(b)	256,066
	Gold:
55,465	7.000% due 2/1/15-5/1/16 (a)	58,518
152,833	6.500% due 9/1/31 (a)	162,459
5,580,097	5.000% due 7/1/35-12/1/36 (a)	5,769,657
531,169	5.500% due 11/1/35-4/1/38 (a)	551,916
679,327	6.000% due 12/1/36-2/1/37 (a)	711,197
125,000	5.000% due 4/13/39 (a)(c)	128,926

	Total FHLMC	9,304,562

FNMA — 12.8%
	Federal National Mortgage Association (FNMA):
1,352,846	6.500% due 3/1/16-11/1/36 (a)	1,428,059
949,639	5.500% due 12/1/16-2/1/37 (a)	987,832
400,000	5.500% due 4/16/24 (a)(c)	417,062
38,423	7.500% due 2/1/30-7/1/31 (a)	41,630
337,722	7.000% due 7/1/30-4/1/32 (a)	363,913
542,812	6.000% due 3/1/32-4/1/32 (a)	570,373
730,594	5.000% due 6/1/35-2/1/36 (a)	755,694
400,000	5.000% due 4/13/39 (a)(c)	412,812

	Total FNMA	4,977,375

GNMA — 5.7%
	Government National Mortgage Association (GNMA):
36,069	7.000% due 6/15/28-7/15/29	38,723
195,411	6.500% due 9/15/28-2/15/31	208,128
600,000	5.000% due 4/20/39 (c)	622,219
600,000	5.500% due 4/20/39 (c)	623,626
700,000	6.000% due 4/20/39 (c)	731,172

	Total GNMA	2,223,868

	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost — $15,731,328)	16,505,805

ASSET-BACKED SECURITIES — 3.5%
FINANCIALS — 3.5%
Credit Card — 0.7%
310,000	Washington Mutual Master Note Trust, 0.586% due 9/15/13 (b)(d)	298,199

Home Equity — 2.8%
109,510	Accredited Mortgage Loan Trust, 0.762% due 9/25/35 (b)	81,433
398,633	ACE Securities Corp., 0.692% due 1/25/36 (b)	48,085
297,840	Bear Stearns Asset-Backed Securities Trust, 0.872% due 9/25/34 (b)	260,874
83,405	Countrywide Asset-Backed Certificates, 1.772% due 6/25/34 (b)	6,680
349,146	Countrywide Home Equity Loan Trust, 0.856% due 12/15/33 (b)(d)	55,863
294,368	First Horizon ABS Trust, 0.682% due 10/25/34 (b)	71,793
355,871	GSRPM Mortgage Loan Trust, 0.822% due 3/25/35 (b)(d)(e)	199,259
298,249	Indymac Home Equity Loan Asset-Backed Trust, 0.692% due 4/25/36 (b)	106,347
528,618	Lehman XS Trust, 0.732% due 9/25/46 (b)	201,102
312,327	SACO I Trust, 0.692% due 2/25/34 (b)	52,868
See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio
Schedule of Investments (unaudited) (continued)
March 31, 2009

Face
Amount	Security	Value

Home Equity — 2.8% (continued)
$7,825	Sail Net Interest Margin Notes, 7.750% due 4/27/33 (d)(f)	$1

	Total Home Equity	1,084,305

	TOTAL ASSET-BACKED SECURITIES
	(Cost — $3,342,130)	1,382,504

COLLATERALIZED MORTGAGE OBLIGATIONS — 14.5%
457,465	American Home Mortgage Investment Trust, 5.294% due 6/25/45 (b)	231,129
347,591	Banc of America Mortgage Securities, 4.802% due 9/25/35 (b)	263,407
271,695	Commercial Mortgage Pass-Through Certificates, 5.447% due 7/16/34 (d)	268,174
	Countrywide Alternative Loan Trust:
37,071	5.500% due 10/25/33	31,123
406,621	0.852% due 11/20/35 (b)	163,787
425,815	0.792% due 1/25/36 (b)	166,836
466,691	0.732% due 7/25/46 (b)	168,994
	Countrywide Home Loan, Mortgage Pass-Through Trust:
295,084	2.504% due 11/25/34 (b)	164,335
290,887	0.822% due 5/25/35 (b)	120,825
610,000	CS First Boston Mortgage Securities Corp., 5.230% due 12/15/40 (b)	468,869
217,996	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 4.944% due 8/25/35 (b)	173,792
	Downey Savings & Loan Association Mortgage Loan Trust:
274,675	0.766% due 3/19/45 (b)	107,837
385,228	2.553% due 3/19/46 (b)	130,978
385,228	2.553% due 3/19/47 (b)	91,973
440,900	GSR Mortgage Loan Trust, 4.734% due 10/25/35 (b)	212,425
	Harborview Mortgage Loan Trust:
272,719	0.956% due 11/19/34 (b)	136,169
116,773	0.956% due 11/19/34 (b)	52,017
314,146	0.906% due 1/19/35 (b)	131,371
	Indymac Index Mortgage Loan Trust:
189,217	5.135% due 3/25/35 (b)(e)	79,447
282,411	5.836% due 8/25/37 (b)	115,998
441,354	0.732% due 5/25/46 (b)	157,906
	JPMorgan Chase Commercial Mortgage Securities Corp.:
640,000	5.814% due 6/12/43 (b)	454,806
200,000	5.819% due 6/15/49 (b)	137,773
152,804	MASTR ARM Trust, 5.649% due 11/25/35 (b)(d)	82,954
162,572	Merrill Lynch Mortgage Investors Trust, 5.041% due 5/25/34 (b)	133,105
573,369	Morgan Stanley Mortgage Loan Trust, 5.697% due 3/25/36 (b)	265,993
159,816	RBSGC Mortgage Pass-Through Certificates, 0.972% due 1/25/37 (b)	63,655
175,916	Residential Accredit Loans Inc., 0.882% due 1/25/37 (b)	74,690
176,039	Structured ARM Loan Trust, 5.982% due 11/25/35 (b)	78,290
266,829	Structured Asset Mortgage Investments Inc., 0.732% due 5/25/46 (b)	96,041
	Washington Mutual Inc. Pass-Through Certificates:
219,249	5.931% due 9/25/36 (b)	124,336
452,781	0.792% due 12/25/45 (b)	184,895
258,538	0.812% due 12/25/45 (b)	107,730
	Wells Fargo Mortgage Backed Securities Trust:
412,413	5.002% due 10/25/35 (b)	291,127
158,307	5.240% due 4/25/36 (b)	95,977

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost — $10,578,553)	5,628,764

See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face
Amount	Security	Value

CORPORATE BONDS & NOTES — 38.4%
CONSUMER DISCRETIONARY — 3.3%
Auto Components — 0.0%
	Visteon Corp., Senior Notes:
$4,000	8.250% due 8/1/10	$220
3,000	12.250% due 12/31/16 (d)	165

	Total Auto Components	385

Automobiles — 0.3%
	Ford Motor Co.:
	Debentures:
50,000	6.625% due 10/1/28	15,250
25,000	8.900% due 1/15/32	7,688
250,000	Notes, 7.450% due 7/16/31	80,625
	General Motors Corp., Senior Debentures:
155,000	8.250% due 7/15/23	18,987
5,000	8.375% due 7/15/33	625

	Total Automobiles	123,175

Hotels, Restaurants & Leisure — 0.3%
10,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	5,850
25,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	21,625
65,000	MGM MIRAGE Inc., Notes, 6.750% due 9/1/12	23,075
50,000	Station Casinos Inc., Senior Notes, 7.750% due 8/15/16 (f)(g)	11,750
50,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (d)	39,250

	Total Hotels, Restaurants & Leisure	101,550

Media — 2.7%
199,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (f)(g)	22,388
20,000	Cengage Learning Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (d)	10,350
150,000	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11	30,750
245,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	262,230
80,000	Comcast Cable Communications Inc., Notes, 8.875% due 5/1/17	86,864
	Comcast Corp.:
	Notes:
120,000	6.500% due 1/15/15	119,466
10,000	5.875% due 2/15/18	9,524
10,000	Senior Notes, 6.500% due 1/15/17	9,914
	CSC Holdings Inc., Senior Notes:
5,000	7.625% due 4/1/11	4,988
50,000	6.750% due 4/15/12	48,375
81,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	82,316
50,000	DISH DBS Corp., Senior Notes, 6.625% due 10/1/14	44,875
	News America Inc., Senior Notes:
20,000	6.200% due 12/15/34	14,426
10,000	6.650% due 11/15/37	7,513
50,000	Reed Elsevier Capital Inc., Notes, 8.625% due 1/15/19	51,350
20,000	Time Warner Cable Inc., Senior Notes, 8.750% due 2/14/19	21,272
220,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	197,066

	Total Media	1,023,667

Multiline Retail — 0.0%
25,000	Neiman Marcus Group Inc., Senior Notes, 9.000% due 10/15/15 (h)	8,156

	TOTAL CONSUMER DISCRETIONARY	1,256,933

See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face
Amount	Security	Value

CONSUMER STAPLES — 0.6%
Food & Staples Retailing — 0.4%
	CVS Caremark Corp.:
$70,000	Notes, 6.600% due 3/15/19	$70,682
126,999	Pass-Through Certificates, 6.943% due 1/10/30 (d)	97,055

	Total Food & Staples Retailing	167,737

Food Products — 0.2%
75,000	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	69,375
5,000	Kraft Foods Inc., Senior Notes, 5.625% due 11/1/11	5,208

	Total Food Products	74,583

	TOTAL CONSUMER STAPLES	242,320

ENERGY — 7.3%
Energy Equipment & Services — 0.4%
40,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	25,600
80,000	Smith International Inc., Senior Notes, 9.750% due 3/15/19	83,699
	Southern Natural Gas Co.:
20,000	Notes, 5.900% due 4/1/17 (d)	17,530
25,000	Senior Notes, 8.000% due 3/1/32	22,780

	Total Energy Equipment & Services	149,609

Oil, Gas & Consumable Fuels — 6.9%
55,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31	43,058
	Anadarko Petroleum Corp., Senior Notes:
110,000	8.700% due 3/15/19	110,234
45,000	6.450% due 9/15/36	31,534
	Chesapeake Energy Corp., Senior Notes:
100,000	6.625% due 1/15/16	83,750
50,000	6.250% due 1/15/18	39,250
	Compagnie Generale de Geophysique SA, Senior Notes:
10,000	7.500% due 5/15/15	7,950
45,000	7.750% due 5/15/17	34,650
275,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	274,548
	El Paso Corp., Medium-Term Notes:
50,000	7.375% due 12/15/12	46,729
190,000	7.800% due 8/1/31	142,918
75,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	58,500
150,000	Gaz Capital SA, Notes, 8.625% due 4/28/34 (d)	135,750
70,000	Gazprom, Loan Participation Notes, 6.212% due 11/22/16 (d)	51,100
200,000	Hess Corp., Notes, 8.125% due 2/15/19	206,523
182,000	Intergas Finance BV, Bonds, 6.375% due 5/14/17 (d)	106,470
130,000	KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (d)	108,550
135,000	Kerr-McGee Corp., Notes, 7.875% due 9/15/31	110,069
	Kinder Morgan Energy Partners LP:
100,000	Notes, 6.750% due 3/15/11	102,021
	Senior Notes:
20,000	5.850% due 9/15/12	19,766
20,000	6.000% due 2/1/17	18,812
100,000	Noble Energy Inc., Senior Notes, 8.250% due 3/1/19	102,602
	OPTI Canada Inc., Senior Secured Notes:
30,000	7.875% due 12/15/14	13,275
30,000	8.250% due 12/15/14	13,575
15,000	Peabody Energy Corp., Senior Notes, 6.875% due 3/15/13	14,700
65,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	46,556
150,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16	150,750
See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face
Amount	Security	Value

Oil, Gas & Consumable Fuels — 6.9% (continued)
$10,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (d)(f)(g)	$400
55,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	22,000
50,000	Tennessee Gas Pipeline Co., Debentures, 7.625% due 4/1/37	43,395
25,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	18,875
	Williams Cos. Inc.:
30,000	Debentures, 7.500% due 1/15/31	23,756
	Notes:
150,000	7.125% due 9/1/11	149,332
60,000	7.875% due 9/1/21	55,606
10,000	8.750% due 3/15/32	9,096
	Senior Notes:
125,000	7.625% due 7/15/19	117,077
70,000	7.750% due 6/15/31	56,832
	XTO Energy Inc., Senior Notes:
30,000	7.500% due 4/15/12	31,441
30,000	5.500% due 6/15/18	27,914
60,000	6.500% due 12/15/18	59,716

	Total Oil, Gas & Consumable Fuels	2,689,080

	TOTAL ENERGY	2,838,689

FINANCIALS — 12.4%
Capital Markets — 0.8%
70,000	Bear Stearns Co. Inc., Senior Notes, 7.250% due 2/1/18	72,408
80,000	Credit Suisse Guernsey Ltd., 5.860% due 5/15/17 (b)(i)	29,683
370,000	Kaupthing Bank HF, Senior Notes, 7.625% due 2/28/15 (d)(e)(f)(g)	28,675
90,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12 (b)(g)(i)	9
60,000	Lehman Brothers Holdings E-Capital Trust I, Notes, 6.155% due 8/19/65 (b)(g)	6
50,000	Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes, 5.250% due 2/6/12 (g)	6,625
	Morgan Stanley, Medium-Term Notes:
100,000	5.625% due 1/9/12	96,282
50,000	1.593% due 10/18/16 (b)	33,578
30,000	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13 (d)	28,914

	Total Capital Markets	296,180

Commercial Banks — 2.3%
	Glitnir Banki HF:
150,000	Notes, 6.330% due 7/28/11 (d)(f)(g)	16,875
130,000	Subordinated Notes, 6.693% due 6/15/16 (d)(f)(g)	78
	ICICI Bank Ltd., Subordinated Bonds:
116,000	6.375% due 4/30/22 (b)(d)	65,397
100,000	6.375% due 4/30/22 (b)(d)	55,235
260,000	Landsbanki Islands HF, Senior Notes, 6.100% due 8/25/11 (d)(f)(g)	1,625
120,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (b)(d)(i)	55,253
120,000	Royal Bank of Scotland Group PLC, Bonds, 6.990% due 10/5/17 (b)(d)(i)	52,864
120,000	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16 (b)(d)	89,299
130,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (b)(d)(i)	22,115
60,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (b)	33,714
	TuranAlem Finance BV, Bonds:
270,000	8.250% due 1/22/37 (d)	56,700
See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face
Amount	Security	Value

Commercial Banks — 2.3% (continued)
$100,000	8.250% due 1/22/37 (d)	$22,500
420,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14	349,117
100,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	67,680

	Total Commercial Banks	888,452

Consumer Finance — 4.2%
100,000	American Express Co., Subordinated Debentures, 6.800% due 9/1/66 (b)	48,286
	Ford Motor Credit Co.:
	Notes:
860,000	7.375% due 10/28/09	771,387
25,000	7.875% due 6/15/10	20,665
131,000	Senior Notes, 6.570% due 6/15/11 (b)	92,519
160,000	GMAC, Notes, 5.625% due 5/15/09	151,448
	GMAC LLC:
	Senior Notes:
12,000	7.250% due 3/2/11 (d)	8,889
174,000	6.875% due 9/15/11 (d)	123,711
113,000	6.625% due 5/15/12 (d)	75,851
51,000	7.500% due 12/31/13 (d)	24,535
92,000	6.750% due 12/1/14 (d)	53,519
79,000	8.000% due 11/1/31 (d)	38,069
41,000	Subordinated Notes, 8.000% due 12/31/18 (d)	11,914
	SLM Corp., Medium-Term Notes:
135,000	5.000% due 10/1/13	71,852
225,000	5.375% due 5/15/14	116,707
30,000	5.050% due 11/14/14	15,897
25,000	5.625% due 8/1/33	10,024

	Total Consumer Finance	1,635,273

Diversified Financial Services — 4.5%
100,000	AGFC Capital Trust I, 6.000% due 1/15/67 (b)(d)	9,066
130,000	Aiful Corp., Notes, 5.000% due 8/10/10 (d)	45,510
90,000	Bank of America Corp., Notes, Preferred Securities, 8.000% due 1/30/18 (b)(i)	36,084
	Citigroup Inc.:
	Notes:
160,000	6.500% due 8/19/13	147,163
150,000	6.875% due 3/5/38	131,150
180,000	Subordinated Notes, 5.000% due 9/15/14	119,452
260,000	El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due 7/15/11 (d)	250,527
	General Electric Capital Corp.:
260,000	Senior Notes, 6.875% due 1/10/39	212,640
220,000	Subordinated Debentures, 6.375% due 11/15/67 (b)	106,970
	JPMorgan Chase & Co., Subordinated Notes:
410,000	5.125% due 9/15/14	363,138
110,000	6.125% due 6/27/17	101,356
100,000	MUFG Capital Finance 1 Ltd., Preferred Securities, 6.346% due 7/25/16 (b)(i)	67,088
10,000	Rio Tinto Finance USA Ltd., Senior Notes, 5.875% due 7/15/13	8,975
160,000	TNK-BP Finance SA, Senior Notes, 7.500% due 7/18/16 (d)	116,800
50,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 9.384% due 10/1/15	41,750

	Total Diversified Financial Services	1,757,669

Insurance — 0.4%
	American International Group Inc.:
110,000	Junior Subordinated Debentures, 6.250% due 3/15/37	11,000
20,000	Medium-Term Notes, 5.850% due 1/16/18	7,840
See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face
Amount	Security	Value

Insurance — 0.4% (continued)
$190,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36	$79,935
100,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (b)	53,136

	Total Insurance	151,911

Real Estate Management & Development — 0.0%
110,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15	19,250

Thrifts & Mortgage Finance — 0.2%
100,000	Ocwen Capital Trust I, Junior Subordinated Capital Securities, 10.875% due 8/1/27 (e)	77,125

	TOTAL FINANCIALS	4,825,860

HEALTH CARE — 2.6%
Health Care Providers & Services — 1.6%
30,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	28,500
50,000	DaVita Inc., Senior Notes, 6.625% due 3/15/13	48,750
	HCA Inc.:
	Senior Notes:
10,000	6.300% due 10/1/12	8,400
58,000	6.250% due 2/15/13	43,790
	Senior Secured Notes:
90,000	9.250% due 11/15/16	82,125
20,000	9.625% due 11/15/16 (h)	16,000
75,000	Tenet Healthcare Corp., Senior Notes, 7.375% due 2/1/13	60,000
30,000	UnitedHealth Group Inc., Senior Notes, 6.000% due 2/15/18	28,871
300,000	WellPoint Health Networks Inc., Notes, 6.375% due 1/15/12	307,854
10,000	WellPoint Inc., Senior Notes, 5.875% due 6/15/17	9,416

	Total Health Care Providers & Services	633,706

Pharmaceuticals — 1.0%
140,000	Abbott Laboratories, Senior Notes, 5.125% due 4/1/19	141,075
120,000	Pfizer Inc., Senior Notes, 6.200% due 3/15/19	128,125
110,000	Wyeth, Notes, 5.950% due 4/1/37	103,932

	Total Pharmaceuticals	373,132

	TOTAL HEALTH CARE	1,006,838

INDUSTRIALS — 2.0%
Aerospace & Defense — 0.2%
40,000	Boeing Co., Senior Notes, 6.000% due 3/15/19	41,160
25,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	25,156

	Total Aerospace & Defense	66,316

Airlines — 0.7%
181,512	Delta Air Lines Inc., Pass-Through Certificates, 6.821% due 8/10/22	121,613
35,994	Northwest Airlines Corp., 7.575% due 3/1/19 (e)	24,912
	United Airlines Inc., Pass-Through Certificates:
49,094	7.811% due 10/1/09 (e)	50,559
45,000	6.831% due 3/1/10	45,000
23,260	8.030% due 7/1/11	23,260

	Total Airlines	265,344

Building Products — 0.0%
20,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	15,900

Industrial Conglomerates — 1.0%
420,000	Tyco International Group SA, Notes, 6.000% due 11/15/13	395,550

See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face
Amount	Security	Value

Road & Rail — 0.1%
	Hertz Corp.:
$20,000	Senior Notes, 8.875% due 1/1/14	$12,225
5,000	Senior Subordinated Notes, 10.500% due 1/1/16	2,200
30,000	Kansas City Southern de Mexico, Senior Notes, 12.500% due 4/1/16 (d)	28,575

	Total Road & Rail	43,000

	TOTAL INDUSTRIALS	786,110

MATERIALS — 2.0%
Chemicals — 0.4%
50,000	Arco Chemical Co., Debentures, 9.800% due 2/1/20 (f)(g)	5,250
60,000	FMC Finance III SA, Senior Notes, 6.875% due 7/15/17	58,950
85,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12 (e)	81,060

	Total Chemicals	145,260

Containers & Packaging — 0.0%
15,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (d)	10,575
25,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (e)(f)(g)	0

	Total Containers & Packaging	10,575

Metals & Mining — 1.2%
140,000	Evraz Group SA, Notes, 8.875% due 4/24/13 (d)	89,600
60,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	56,179
30,000	Rio Tinto Finance Ltd., Notes, 6.500% due 7/15/18	26,299
35,000	Steel Dynamics Inc., Senior Notes, 6.750% due 4/1/15	23,887
220,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	191,079
100,000	Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (d)	74,500

	Total Metals & Mining	461,544

Paper & Forest Products — 0.4%
150,000	Weyerhaeuser Co., Senior Notes, 6.750% due 3/15/12	144,378

	TOTAL MATERIALS	761,757

TELECOMMUNICATION SERVICES — 4.0%
Diversified Telecommunication Services — 3.2%
	AT&T Inc.:
	Global Notes:
100,000	5.500% due 2/1/18	96,862
20,000	5.800% due 2/15/19	19,615
100,000	Senior Bonds, 6.550% due 2/15/39	90,978
155,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	152,288
25,000	Frontier Communications Corp., Senior Notes, 7.875% due 1/15/27	17,000
50,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (e)(f)(g)	0
160,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	165,587
125,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	118,438
30,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	20,850
90,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	78,300
140,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15	118,197
30,000	Verizon Communications Inc., Senior Notes, 8.950% due 3/1/39	34,574
80,000	Verizon Global Funding Corp., Notes, 7.375% due 9/1/12	86,529
120,000	Verizon New York Inc., Senior Debentures, 6.875% due 4/1/12	122,993
100,000	Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13 (d)	73,000
40,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	39,500

	Total Diversified Telecommunication Services	1,234,711

Wireless Telecommunication Services — 0.8%
60,000	America Movil SAB de CV, Senior Notes, 5.625% due 11/15/17	54,713
125,000	Nextel Communications Inc., Senior Notes, 7.375% due 8/1/15	66,875
30,000	Rogers Communications Inc., Senior Notes, 6.800% due 8/15/18	30,036
See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face
Amount	Security	Value

Wireless Telecommunication Services — 0.8% (continued)
$200,000	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12	$181,000

	Total Wireless Telecommunication Services	332,624

	TOTAL TELECOMMUNICATION SERVICES	1,567,335

UTILITIES — 4.2%
Electric Utilities — 1.5%
70,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12	74,068
165,000	Exelon Corp., Bonds, 5.625% due 6/15/35	110,521
245,000	FirstEnergy Corp., Notes, 7.375% due 11/15/31	199,861
90,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	93,263
110,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	107,981

	Total Electric Utilities	585,694

Independent Power Producers & Energy Traders — 2.2%
	AES Corp., Senior Notes:
40,000	7.750% due 10/15/15	35,100
200,000	8.000% due 10/15/17	172,500
130,000	8.000% due 6/1/20 (d)	105,950
60,000	Dynegy Holdings Inc., Senior Debentures, 7.125% due 5/15/18	32,100
	Edison Mission Energy, Senior Notes:
80,000	7.200% due 5/15/19	56,000
20,000	7.625% due 5/15/27	12,100
600,000	Energy Future Holdings Corp., Senior Notes, 11.250% due 11/1/17 (h)	256,500
	NRG Energy Inc., Senior Notes:
25,000	7.250% due 2/1/14	23,563
85,000	7.375% due 2/1/16	79,262
	TXU Corp., Senior Notes:
70,000	5.550% due 11/15/14	26,396
45,000	6.500% due 11/15/24	12,849
175,000	6.550% due 11/15/34	48,305

	Total Independent Power Producers & Energy Traders	860,625

Multi-Utilities — 0.5%
150,000	Dominion Resources Inc., Senior Notes, 8.875% due 1/15/19	170,099

	TOTAL UTILITIES	1,616,418

	TOTAL CORPORATE BONDS & NOTES
	(Cost — $20,690,909)	14,902,260

CONVERTIBLE BOND & NOTE — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%
40,000	Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (Cost — $40,000)	14,150

SOVEREIGN BONDS — 2.4%
Italy — 1.0%
350,000	Region of Lombardy, 5.804% due 10/25/32	371,368

Mexico — 0.8%
	United Mexican States, Medium-Term Notes:
140,000	5.875% due 1/15/14	145,460
196,000	6.750% due 9/27/34	185,573

	Total Mexico	331,033

Russia — 0.6%
175,000	Russian Federation, 11.000% due 7/24/18 (d)	224,976

	TOTAL SOVEREIGN BONDS
	(Cost — $949,023)	927,377

See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face
Amount	Security	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.9%
U.S. Government Agency — 0.9%
$300,000	Farmer Mac, Guaranteed Trust, 5.125% due 4/19/17 (d)	$327,570

U.S. Government Obligations — 0.0%
10,000	U.S. Treasury Notes, 2.750% due 2/15/19	10,058

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $307,671)	337,628

U.S. TREASURY INFLATION PROTECTED SECURITIES — 0.9%
	U.S. Treasury Bonds, Inflation Indexed:
60,463	1.750% due 1/15/28	58,101
285,157	2.500% due 1/15/29	309,752

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES
	(Cost — $333,426)	367,853

Shares

COMMON STOCKS — 0.0%
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
3,630	Aurora Foods Inc. (e)(f)*	0

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
66	McLeodUSA Inc., Class A Shares (e)(f)*	0

	TOTAL COMMON STOCKS
	(Cost — $0)	0

PREFERRED STOCKS — 0.1%
FINANCIALS — 0.1%
Consumer Finance — 0.1%
104	Preferred Blocker Inc., 7.000% (d)	20,712

Thrifts & Mortgage Finance — 0.0%
7,000	Federal Home Loan Mortgage Corp. (FHLMC), 8.375% (a)(b)*	3,220
300	Federal National Mortgage Association (FNMA), 7.000% (a)(b)*	180
5,300	Federal National Mortgage Association (FNMA), 8.250% (a)(b)*	3,763

	Total Thrifts & Mortgage Finance	7,163

	TOTAL PREFERRED STOCKS
	(Cost — $347,732)	27,875

Warrants

WARRANTS — 0.0%
60	Cybernet Internet Services International Inc., Expires 7/1/09(d)(e)(f)*	0
50	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(d)(e)(f)*	0
60	Merrill Corp., Class B Shares, Expires 5/1/09(d)(e)(f)*	0

	TOTAL WARRANTS
	(Cost — $11,294)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $52,332,066)	40,094,216

Face
Amount

SHORT-TERM INVESTMENTS — 3.2%
U.S. Government Agencies — 1.3%
	Federal National Mortgage Association (FNMA), Discount Notes:
$40,000	0.310% due 5/15/09 (a)(j)(k)	39,985
411,000	0.200%- 0.351% due 5/18/09 (a)(j)(k)	410,843
See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face
Amount	Security	Value

U.S. Government Agencies — 1.3% (continued)
$35,000	0.230% due 5/20/09 (a)(j)(k)	$34,989

	Total U.S. Government Agencies
	(Cost — $485,817)	485,817

Repurchase Agreement — 1.9%
753,000	Morgan Stanley tri-party repurchase agreement dated 3/31/09, 0.160% due 4/1/09; Proceeds at maturity — $753,003; (Fully collateralized by U.S. government agency obligation, 1.354%
	due 3/9/11; Market value — $769,407) (Cost — $753,000)	753,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $1,238,817)	1,238,817

	TOTAL INVESTMENTS — 106.4%
	(Cost — $53,570,883#)	41,333,033
	Liabilities in Excess of Other Assets — (6.4)%	(2,485,766)

	TOTAL NET ASSETS — 100.0%	$38,847,267

*	Non-income producing security.

(a)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(f)	Illiquid security.

(g)	Security is currently in default.

(h)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(i)	Security has no maturity date. The date shown represents the next call date.

(j)	Rate shown represents yield-to-maturity.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.
Schedule of Written Options

		Expiration	Strike
Contracts	Security	Date	Price	Value

5	Eurodollar Futures, Call	9/14/09	$97.63	$16,312
8	U.S. Treasury 30-Year Bonds Futures, Put	5/22/09	121.00	4,250
5	U.S. Treasury 10-Year Notes Futures, Call	4/24/09	124.00	5,547

	Total Written Options
	(Premiums Received — $34,504)			$26,109

Abbreviations used in this schedule:

ARM	—	Adjustable Rate Mortgage
GMAC	—	General Motors Acceptance Corp.
MASTR	—	Mortgage Asset Securitization Transactions Inc.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Diversified Strategic Income Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The Statement of Financial Accounting Standards No. 157 (“FAS 157”) establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

				Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	March 31, 2009	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$41,333,033	$7,163	$41,220,070	$105,800
Other Financial Instruments*	183,592	183,592	—	—

Total	$41,516,625	$190,755	$41,220,070	$105,800

*	Other financial instruments may include written options, futures, swaps and forward contracts.

Notes to Schedule of Investments (unaudited) (continued)
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in
	Securities
Balance as of December 31, 2008	$192,743
Accrued Premiums/Discounts	1,817
Realized Gain (Loss)	(59,395)
Change in unrealized appreciation (depreciation)	77,192	(1)
Net purchases (sales)	—
Transfers in and/or out of Level 3	(106,557)

Balance as of March 31, 2009	$105,800

Net unrealized appreciation (depreciation) for investments in securities still held at the reporting date	$(400,494	) (1)

(1)	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Financial Futures Contracts. The Portfolio may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Portfolio is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the ''initial margin.’’ Subsequent payments (''variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For non-U.S. and foreign denominated futures held in the Portfolio, payment is not sent daily, but is recorded as a net payable or receivable by the Portfolio to or from the futures broker, which holds cash collateral from the Portfolio. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. With futures, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
The Portfolio may enter into futures contracts for various reasons, including in connection with their interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in interest rates, if applicable. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. The nature and risks of these financial instruments and other reasons for using them are set forth more fully in the Portfolio’s prospectus and statement of additional information.
(d) Written Options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the

Notes to Schedule of Investments (unaudited) (continued)
security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.
The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Securities Traded on a To-Be-Announced Basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days after purchase. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(f) Mortgage Dollar Rolls. The Portfolio may enter into dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Portfolio forgoes interest paid on the securities. The Portfolio maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.
The Portfolio executes its mortgage dollar rolls entirely in the TBA market, where the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Portfolio accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into a mortgage dollar roll is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.
(g) Loan Participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
(h) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(i) Credit and Market Risk. The Portfolio invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued

Notes to Schedule of Investments (unaudited) (continued)
interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(j) Other risks. Consistent with its objective to seek high current income, the Portfolio may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.
(k) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$973,739
Gross unrealized depreciation	(13,211,589)

Net unrealized depreciation	$(12,237,850)

At March 31, 2009, the Portfolio had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain

Contracts to Buy:
Eurodollar	5	6/09	$1,201,400	$1,236,250	$34,850
Eurodollar	5	9/09	1,199,713	1,236,313	36,600
Euro-Bund	6	6/09	984,199	990,526	6,327
U.S. Treasury 30-Year Bonds	12	6/09	1,516,163	1,556,437	40,274
U.S. Treasury 2-Year Notes	21	6/09	4,555,094	4,575,703	20,609
U.S. Treasury 5-Year Notes	29	6/09	3,397,115	3,444,203	47,088
U.S. Treasury 10-Year Notes	7	6/09	844,594	868,547	23,953

Net Unrealized Gain on Open Futures Contracts					$209,701

During the period ended March 31, 2009, written option transactions for the Portfolio were as follows:

	Number of Contracts	Premiums

Written options, outstanding December 31, 2008	126	$114,449
Options written	65	74,176
Options closed	(96)	(69,774)
Options expired	(77)	(84,347)

Written options, outstanding March 31, 2009	18	$34,504

At March 31, 2009, the Portfolio held TBA securities with a total cost of $2,896,602.

Notes to Schedule of Investments (unaudited) (continued)
Derivative Instruments and Hedging Activities
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure at March 31, 2009.

Futures Contracts
Primary Underlying	Unrealized	Unrealized	Written Options,
Risk Disclosure	Appreciation	Depreciation	at Value	Total
Interest Rate Contracts	$209,701	—	$(26,109)	$183,592
Foreign Exchange Contracts	—	—	—	—
Credit Contracts	—	—	—	—
Equity Contracts	—	—	—	—
Other Contracts	—	—	—	—
Total	$209,701	—	$(26,109)	$183,592
3. Recent Accounting Pronouncement
In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolio’s financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust
By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: May 28, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: May 28, 2009

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer
Date: May 28, 2009